The Liberty Fund

                        Supplement to Prospectuses dated
                                  March 1, 2001

Effective January 1, 2002, Nordea Investment Management North America, Inc. (NIMNAI), located at 13-15 West 54th Street, New York, NY 10019, replaces Nordea Securities, Inc. (NSI) as sub-advisor to the Fund. NIMNAI is an indirect wholly owned subsidiary of Nordea AB, NSI's ultimate parent. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI.

Except for its effective date, the sub-advisory agreement with NIMNAI is identical to that previously in effect with NSI. NIMNAI plans to manage and operate its investment management business in substantially the same manner as NSI managed and operated its investment management business. The same personnel who performed investment management functions for the Fund at NSI will continue to perform those functions on behalf of NIMNAI.

This Supplement is dated January 1, 2002.

721-36/3881-1201

                             Stein Roe Balanced Fund
                         Supplement to Prospectus dated
                                February 1, 2001

                           Stein Roe European Thematic
                                   Equity Fund
                      Stein Roe Global Thematic Equity Fund
                         Supplement to Prospectus dated
                                 January 2, 2001
                           (Replacing Supplement dated
                               February 16, 2001)

Effective January 1, 2002, Nordea Investment Management North America, Inc. (NIMNAI), located at 13-15 West 54th Street, New York, NY 10019, replaces Nordea Securities, Inc. (NSI) as sub-advisor to the Fund. NIMNAI is an indirect wholly owned subsidiary of Nordea AB, NSI's ultimate parent. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI.

Except for its effective date, the sub-advisory agreement with NIMNAI is identical to that previously in effect with NSI. NIMNAI plans to manage and operate its investment management business in substantially the same manner as NSI managed and operated its investment management business. The same personnel who performed investment management functions for the Fund at NSI will continue to perform those functions on behalf of NIMNAI.

This Supplement is dated January 1, 2002.

DIR-36/4331-1201(01/02)

                 Stein Roe Balanced Fund, Variable Series (Fund)

                         Supplement to Prospectus dated
                                   May 1, 2001

Effective January 1, 2002, Nordea Investment Management North America, Inc. (NIMNAI), located at 13-15 West 54th Street, New York, NY 10019, replaces Nordea Securities, Inc. (NSI) as sub-advisor to the Fund. NIMNAI is an indirect wholly owned subsidiary of Nordea AB, NSI's ultimate parent. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI.

Except for its effective date, the sub-advisory agreement with NIMNAI is identical to that previously in effect with NSI. NIMNAI plans to manage and operate its investment management business in substantially the same manner as NSI managed and operated its investment management business. The same personnel who performed investment management functions for the Fund at NSI will continue to perform those functions on behalf of NIMNAI.


January 1, 2002

ANN-36-4351-1201